Notes to the interim condensed consolidated statement of financial position - Trade payables and short-term contract liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Notes to the interim condensed consolidated statement of financial position
Trade payables	€ 34,703	€ 32,862
Trade payables and other current liabilities	34,703	€ 32,863
Accrued liabilities relating to scientific projects	€ 17,100